General and administrative (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Canada Emergency Wage Subsidy [Member]
Disclosure Of Government Subsidy [Line Items]
Subsidies reducing salaries and benefits	$ 114,864	$ 145,765	$ 0